Basis of Presentation and General Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Line Items]
Number of vessels	30
Immaterial reclassification to correct prior period presentation	Immaterial reclassification to correct prior period presentation: As noted in Note 12, during the year ended December 31, 2013, various holders of the class B units converted 5,733,333 class B units into common units valued at $50,318. Furthermore on August 23, 2013 the Partnership converted 349,700 common units into general partner units valued at $3,060. In the current period, a prior period error was identified, as the Partnership did not reflect the value of these conversions in its consolidated statements of changes in partners' capital for the year ended December 31, 2013 and its consolidated balance sheet as at December 31, 2013. Total partners' capital remained unchanged as the reclassification impacted only the Partnership's Limited Partners - Common, the Partnership's Limited Partners - Preferred and General Partner, and no other financial statement line items were impacted by these reclassifications. This includes net income per common unit (basic and diluted), as the converted class B units were appropriately included in the net income per unit calculation. The Partnership has quantitatively and qualitatively evaluated the materiality of the omission and has determined that it was immaterial to the annual financial statements for the year ended December 31, 2013. Accordingly, the reclassifications were recorded retrospectively by revising the 2013 comparatives in the Partnership's consolidated balance sheet and its consolidated statements of changes in partners' capital as at and for the year ended December 31, 2013, which resulted in an increase of $47,258 and $3,060 to the Partnership's Limited Partners - Common and General Partner respectively and a decrease of $50,318 to the company's Limited Partners - Preferred.
Suezmax Crude Oil Tankers
Property Plant And Equipment [Line Items]
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment [Line Items]
Number of vessels	18
Post Panamax Container Carrier Vessels
Property Plant And Equipment [Line Items]
Number of vessels	7
Capesize Bulk Carrier
Property Plant And Equipment [Line Items]
Number of vessels	1